Business Combination (Summary of Intangible Assets Subject to Amortization Recorded Due to Acquisition) (Detail) - JPY (¥) ¥ in Millions	Nov. 03, 2015	Oct. 19, 2015	Sep. 04, 2015	Oct. 01, 2013
Kyocera Circuit Solutions, Inc. (KCS)
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets				¥ 3,134
Kyocera Circuit Solutions, Inc. (KCS) | Technology
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets				1,423
Kyocera Circuit Solutions, Inc. (KCS) | Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets				1,200
Kyocera Circuit Solutions, Inc. (KCS) | Other intangible assets
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets				¥ 511
Ceyoniq Technology GmbH
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets	¥ 1,113
Ceyoniq Technology GmbH | Technology
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets	478
Ceyoniq Technology GmbH | Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets	480
Ceyoniq Technology GmbH | Trademark
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets	¥ 155
Bilgitas Buro Makinalari Sanayi Ve Ticaret A.S
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets		¥ 2,617
Bilgitas Buro Makinalari Sanayi Ve Ticaret A.S | Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets		1,411
Bilgitas Buro Makinalari Sanayi Ve Ticaret A.S | Other intangible assets
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets		458
Bilgitas Buro Makinalari Sanayi Ve Ticaret A.S | Trademark
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets		¥ 748
Nihon Inter Electronics Corporation
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets			¥ 1,760
Nihon Inter Electronics Corporation | Technology
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets			388
Nihon Inter Electronics Corporation | Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets			887
Nihon Inter Electronics Corporation | Other intangible assets
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets			20
Nihon Inter Electronics Corporation | Trademark
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets			¥ 465